INCOME TAXES	12 Months Ended
Mar. 31, 2025
INCOME TAXES [Abstract]
INCOME TAXES
15. INCOME TAXES

We account for our tax positions in accordance with Codification Topic 740. Under the guidance, we evaluate uncertain tax positions based on the two-step approach. The first step is to evaluate each uncertain tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained in an audit, including resolution of related appeals or litigation processes, if any. For tax positions that are not likely of being sustained upon audit, the second step requires us to estimate and measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement.

As of March 31, 2025, and 2024, we do not have any unrecognized tax benefits for uncertain tax positions. We recognize accrued interest and penalties related to unrecognized tax benefits as part of income tax expense.

We file income tax returns, including returns for our subsidiaries, with federal, state, local, and foreign jurisdictions. The tax years ended March 31, 2024, March 31, 2023, and March 31, 2022, are subject to examination by federal and state taxing authorities.

A reconciliation of income taxes computed at the statutory federal income tax rate of 21.0% to the provision for income taxes from continuing operations included in the consolidated statements of operations is as follows (in thousands, except percentages):

	Year ended March 31,
	2025	2024	2023
Income tax expense computed at the US statutory federal rate	$23,270	$27,760	$27,948
State income tax expense—net of federal benefit	5,802	7,893	6,927
Non-deductible executive compensation	2,020	1,718	1,708
Other	(125)	(301)	(911)
Provision for income taxes	$30,967	$37,070	$35,672
Effective income tax rate	27.9%	28.0%	26.8%

The components of the provision for income taxes from continuing operations are as follows (in thousands):

	Year ended March 31,
Current:	20252025	20242024	20232023
Federal	$22,912	$27,754	$25,624
State	7,419	10,805	8,599
Foreign	1,092	1,236	499
Total current expense	31,423	39,795	34,722

Deferred:
Federal	(551)	(1,898)	942
State	(50)	(778)	198
Foreign	145	(49)	(190)
Total deferred expense (benefit)	(456)	(2,725)	950

Provision for income taxes	$30,967	$37,070	$35,672
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our deferred tax assets and liabilities were as follows (in thousands):

	March 31, 2025	March 31, 2024
Deferred tax assets:
Accrued vacation	$2,744	$2,666
Deferred revenue	7,108	6,934
Allowance for credit losses	1,745	1,278
Restricted stock	301	738
Other deferred tax assets	841	689
Inventory reserve	1,313	546
Capitalized research expenditures	1,666	502
Accrued bonus	2,708	2,641
Lease liabilities	5,067	4,503
Other credits and carryforwards	101	251
Gross deferred tax assets	23,594	20,748
Less: valuation allowance	(63)	(70)
Net deferred tax assets	23,531	20,678

Deferred tax liabilities:
Property and equipment	(2,516)	(2,724)
Operating leases	(7,804)	(3,889)
Prepaid expenses	(4,095)	(1,807)
Right-of-use assets	(4,714)	(4,113)
Tax deductible goodwill	(2,198)	(2,525)
Total deferred tax liabilities	(21,327)	(15,058)

Net deferred tax asset	$2,204	$5,620

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. Based on this evaluation as of March 31, 2025, we are recognizing a valuation allowance to offset gross deferred tax assets primarily attributable to net operating losses at certain of the foreign subsidiaries and foreign tax credit carry forwards. We believe that it is more likely than not that we will realize the remaining gross deferred tax assets through generating taxable income or the reversal of existing temporary differences attributable to the gross deferred tax liabilities.